Financial instruments - fair values and risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (1,915)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 1,915
Currency risk
Sensitivity analysis
Strengthening of US$ by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		$ (1,448)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		1,448
Euro
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (2,025)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,025
Euro | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		(1,510)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		1,510
Russian Ruble
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(7)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	7
Russian Ruble | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		(9)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		9
Armenian Dram
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	140
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(140)
Armenian Dram | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		93
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		(93)
Kazakhstani Tenge
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(45)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	45
Kazakhstani Tenge | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		(22)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		$ 22
United Arab Emirates dirham
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	1
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(1)
British pound sterling
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	3
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(3)
Japanese yen
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	18
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ (18)